Restatement - consolidated statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities :
Net loss	¥ (166,490)
Adjustment to reconcile net loss to net cash used in operating activities:
Impairment on long-term investments	19,743	$ 2,863	¥ 0	¥ 0
Impairment of goodwill	69,853	10,128	0	0
Depreciation of property, equipment and software	2,140	310	3,298	2,975
Amortization of intangible assets	2,097	304	4,110	4,134
Share based compensation	10,282	1,491	9,797	17,448
Allowance for doubtful accounts	8,143	1,181	17,796	30,227
Gain from long-term investments (Note 9)	(26)
Loss on disposal of property and equipment, subsidiary	218	32	429	51
Recognition of deferred income	(513)	(74)	(513)	(550)
Foreign exchange (loss)/gain	444	64	(149)	(25)
Deferred income taxes	(5,451)			(1,032)
Change in fair value of warrant liability	(11,219)	(1,627)	0	0
Changes in operating assets and liabilities:
Accounts receivable	(1,127)	(163)	6,504	(7,390)
Prepayment and other current assets	5,151	747	(4,177)	13,638
Accounts payable	(15,919)	(2,308)	7,782	15,970
Advance from customers	(11,706)	(1,697)	(6,065)	15,296
Salary and welfare benefits payable	(6,926)	(1,004)	(12,977)	(16,041)
Deferred revenue	(2,361)	(342)		1,720
Other taxes payable	2,905
Other current liabilities	(8,029)	(1,165)	(17,257)	(2,130)
Net cash used in operating activities	(109,679)	(15,901)	(92,255)	(88,854)
Cash flows from investing activities:
Purchase of property, equipment and software, and other non-current assets	(212)
Net cash generated from/ (used in) investing activities	(212)	(31)	47,856	37,698
Cash flows from financing activities:
Cash received from borrowings	6,169	894	10,000	3,000
Cash repayments of short-term borrowings	(8,454)	(1,226)	(3,000)	(3,000)
Proceeds of offering, net of listing fee	93,526	13,560
Net cash (used in)/generated from financing activities	91,241	13,228	7,000	(63)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,805)	(262)	(5,048)	(4,485)
Net decrease in cash, cash equivalents and restricted cash	(20,455)	(2,966)	(42,447)	(55,704)
Cash, cash equivalents and restricted cash at beginning of the year	97,298	14,107	139,745	195,449
Cash and cash equivalents at the beginning of the year	63,461	9,201	109,916	193,920
Cash and cash equivalents at the end of the year	69,895	10,100	63,461	109,916
Restricted cash at the beginning of the year	33,837	4,906	29,829	1,529
Restricted cash at the end of the year	6,948	1,007	33,837	29,829
Cash, cash equivalents and restricted cash at end of the year	76,843	11,141	97,298	139,745
Supplemental disclosures of cash flow information:
Cash paid for interest expense	(214)	(31)	(182)	(61)
Supplemental schedule of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	13,152	$ 1,907		¥ 10,801
As previously reported
Cash flows from operating activities :
Net loss	(158,140)
Adjustment to reconcile net loss to net cash used in operating activities:
Impairment on long-term investments	19,743
Impairment of goodwill	69,853
Depreciation of property, equipment and software	2,140
Amortization of intangible assets	2,097
Share based compensation	10,282
Allowance for doubtful accounts	8,143
Gain from long-term investments (Note 9)	(26)
Loss on disposal of property and equipment, subsidiary	218
Recognition of deferred income	(513)
Foreign exchange (loss)/gain	444
Deferred income taxes	(5,451)
Change in fair value of warrant liability	(11,219)
Changes in operating assets and liabilities:
Accounts receivable	(1,127)
Prepayment and other current assets	5,151
Accounts payable	(24,269)
Advance from customers	(11,706)
Salary and welfare benefits payable	(6,926)
Deferred revenue	(2,361)
Other taxes payable	2,905
Other current liabilities	(8,029)
Net cash used in operating activities	(109,679)
Cash flows from investing activities:
Purchase of property, equipment and software, and other non-current assets	(212)
Net cash generated from/ (used in) investing activities	(212)
Cash flows from financing activities:
Cash received from borrowings	6,169
Cash repayments of short-term borrowings	(8,454)
Proceeds of offering, net of listing fee	93,526
Net cash (used in)/generated from financing activities	91,241
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,805)
Net decrease in cash, cash equivalents and restricted cash	(20,455)
Cash, cash equivalents and restricted cash at beginning of the year	97,298
Cash and cash equivalents at the beginning of the year	63,461
Cash and cash equivalents at the end of the year	69,895		63,461
Restricted cash at the beginning of the year	33,837
Restricted cash at the end of the year	6,948		33,837
Cash, cash equivalents and restricted cash at end of the year	76,843		¥ 97,298
Supplemental disclosures of cash flow information:
Cash paid for interest expense	(214)
Supplemental schedule of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	13,152
Restatement Adjustment
Cash flows from operating activities :
Net loss	(8,350)
Changes in operating assets and liabilities:
Accounts payable	¥ 8,350